UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-08747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0400

Date of Fiscal Year End:   12/31

Date of Reporting Period:  9/30/2012

Item 1. Schedule of Investments

DIVIDEND AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2012
(Unaudited)
Shares		Cost	Value
	COMMON STOCKS (88.34%) (a)
	Aircraft Engines & Engine Parts (0.81%)
10,000	United Technologies Corp.	$727,426	$782,900

	Beverages (1.92%)
30,000	Coca-Cola Company (e)	835,675	1,137,900
10,000	PepsiCo, Inc.	529,400	707,700
		1,365,075	1,845,600

	Biological Products (1.06%)
12,100	Amgen Inc.	783,805	1,020,272

	Cable & Other Pay Television Services (1.01%)
21,400	Time Warner Inc.	781,678	970,062

	Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties (0.99%)
17,100	H.J. Heinz Company	885,684	956,745

	Cigarettes (1.98%)
30,000	Altria Group, Inc.	634,550	1,001,700
10,000	Philip Morris International, Inc.	485,376	899,400
		1,119,926	1,901,100

	Computer & Office Equipment (0.88%)
25,000	Hewlett-Packard Company	1,088,505	426,500
2,000	International Business Machines Corporation	258,964	414,900
		1,347,469	841,400

	Computer Communications Equipment (0.82%)
41,300	Cisco Systems, Inc.	783,771	788,417

	Construction, Mining & Materials Handling Machinery & Equipment (0.84%)
13,500	Dover Corp.	781,673	803,115

	Converted Paper & Paperboard Products (1.12%)
12,500	Kimberly-Clark Corp.	890,751	1,072,250

	Crude Petroleum & Natural Gas (0.73%)
8,160	Occidental Petroleum Corporation	527,752	702,250

	Deep Sea Foreign Transportation of Freight (0.82%)
50,000	Seaspan Corp.	347,030	789,000

	Dolls & Stuffed Toys (0.92%)
25,000	Mattel, Inc.	610,742	887,000

	Electric Services (4.76%)
11,000	Entergy Corp.	693,431	762,300
18,600	First Energy Corp.	785,714	820,260
65,000	Southern Company	2,326,432	2,995,850
		3,805,577	4,578,410

	Electromedical & Electrotherapeutic Apparatus (0.91%)
20,200	Medtronic, Inc.	788,000	871,024

	Electronic & Other Electrical Equipment (4.66%)
20,000	Emerson Electric Company	747,590	965,400
111,900	General Electric Company	1,949,675	2,541,249
41,400	Koninklijke Philips Electronics N.V.	783,100	970,830
		3,480,365	4,477,479

	Electronic & Other Services Combined (1.48%)
17,000	Exelon Corp.	715,134	604,860
19,100	PG&E Corp.	784,489	814,997
		1,499,623	1,419,857

	Fire, Marine & Casualty Insurance (1.57%)
20,000	Ace Ltd.	829,324	1,512,000

	Food & Kindred Products (1.34%)
25,000	Campbell Soup Co.	783,645	870,500
10,000	Mondelez International, Inc.	258,704	413,500
		1,042,349	1,284,000

	Gold & Silver Ores (2.48%)
17,900	Barrick Gold Corp.	889,694	747,504
18,000	Goldcorp Inc.	888,318	825,300
14,500	Newmont Mining Corp.	891,740	812,145
		2,669,752	2,384,949
	Grain Mill Products (0.84%)
15,600	Kellogg Company	790,809	805,896

	Investment Advice (0.52%)
20,000	Invesco Ltd.	437,950	499,800

	Life Insurance (1.43%)
40,000	MetLife, Inc.	699,693	1,378,400

	Malt Beverages (0.75%)
16,000	Molson Coors Brewing Company	707,427	720,800

	Measuring & Controlling Devices, NEC (0.77%)
10,700	Rockwell Automation, Inc.	780,522	744,185

	Miscellaneous Business Credit Institution (0.11%)
46,169	Star Asia Financial Ltd. (b) (c)	686,145	106,650

	Miscellaneous Fabricated Metal Products (0.88%)
10,100	Parker-Hannifin Corp.	787,011	844,158

	Mortgage Investment (1.57%)
200,000	Newcastle Investment Corp. *	1,453,200	1,506,000

	Motor Vehicle Parts & Accessories (1.55%)
25,000	Honeywell International, Inc.	889,529	1,493,750

	Motor Vehicles & Passenger Car Bodies (0.82%)
19,600	PACCAR Inc.	788,028	784,490

	National Commercial Banks (1.55%)
36,800	JPMorgan Chase & Co.	774,303	1,489,664

	Paints, Varnishes, Lacquers, Enamels & Allied Products (1.19%)
10,000	PPG Industries, Inc.	657,378	1,148,400

	Perfumes, Cosmetics & Other Preparations (0.83%)
50,000	Avon Products, Inc.	1,596,424	797,500

	Petroleum Refining (2.74%)
7,200	Chevron Corp.	782,448	839,232
11,000	ConocoPhillips	557,868	628,980
10,000	Exxon Mobil Corp.	738,274	914,500
5,500	Phillips 66	173,935	255,035
		2,252,525	2,637,747

	Pharmaceutical Preparations (11.61%)
30,000	Abbott Laboratories	1,522,047	2,056,800
55,000	Bristol-Myers Squibb Company	1,241,872	1,856,250
23,100	Johnson & Johnson	1,492,730	1,591,821
40,300	Merck & Company, Inc.	1,463,305	1,817,530
116,200	Pfizer Inc.	1,997,252	2,887,570
21,900	Sanofi	787,206	943,014
		8,504,412	11,152,985

	Plastic Materials, Resins & Nonvulcanelastomers (1.65%)
20,000	E.I. du Pont de Nemours and Company	751,716	1,005,400
20,000	Dow Chemical Company	580,754	579,200
		1,332,470	1,584,600

	Pumps & Pumping Equipment (0.81%)
38,600	ITT Corp.	785,425	777,790

	Radio & TV Broadcasting & Communications Equipment (0.65%)
10,000	QUALCOMM, Inc.	383,189	624,900

	Radio Telephone Communications (0.59%)
20,000	Vodafone Group PLC ADR	453,234	569,900

	Railroads, Line-Haul Operating (0.74%)
34,100	CSX Corp.	785,517	707,575

	Refuse Systems (0.50%)
15,000	Waste Management, Inc.	532,822	481,200

	Retail - Eating Places (0.86%)
9,000	McDonald's Corp.	888,124	825,750

	Retail - Grocery Stores (0.79%)
32,300	The Kroger Co.	782,471	760,342

	Retail - Miscellaneous Shopping Goods Stores (0.64%)
53,200	Staples, Inc.	783,945	612,864

	Retail - Variety Stores (1.06%)
16,000	Target Corp.	660,150	1,015,520

	Retail - Women's Clothing Stores (2.77%)
54,000	Limited Brands, Inc.	475,950	2,660,040

	Savings Institution, Federally Chartered (0.76%)
60,000	People's United Financial, Inc.	826,108	728,400

	Security & Commodity Brokers, Dealers, Exchanges & Services (0.38%)
15,000	NYSE Euronext	372,671	369,750

	Semiconductors & Related Devices (4.52%)
23,000	Analog Devices, Inc.	726,743	901,370
71,100	Intel Corp.	1,584,801	1,612,548
35,000	Microchip Technology, Inc.	998,144	1,145,900
127,300	STMicroelectronics N.V.	786,574	687,420
		4,096,262	4,347,238

	Services - Business Services (1.97%)
40,000	Lender Processing Services, Inc.	733,684	1,115,600
42,900	The Western Union Company	785,465	781,638
		1,519,149	1,897,238

	Services - Engineering, Accounting, Research, Management (0.35%)
10,000	Paychex, Inc.	309,491	332,900

	Services - Miscellaneous Repair Services (0.10%)
756	Aquilex Holdings LLC Units * (b) (c)	496,372	93,000

	Services - Prepackaged Software (0.93%)
30,000	Microsoft Corp.	900,672	893,400

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics (0.87%)
12,000	The Procter & Gamble Company	739,290	832,320

	Specialty Cleaning, Polishing and Sanitation Preparations (0.88%)
11,700	Clorox Co.	788,186	842,985

	Surgical & Medical Instruments & Apparatus (3.78%)
20,000	3M Company	1,133,436	1,848,400
15,700	Baxter International Inc.	785,058	946,082
10,700	Becton, Dickinson and Company	782,308	840,592
		2,700,802	3,635,074

	Telephone Communications (3.42%)
45,000	AT&T, Inc.	1,672,513	1,696,500
35,000	Verizon Communications, Inc.	1,206,032	1,594,950
		2,878,545	3,291,450

	Water Transportation (1.06%)
23,800	Carnival Corp.	785,476	867,272
15,000	Nordic American Tankers Limited	448,114	151,200
		1,233,590	1,018,472

	Total common stocks	71,597,563	84,900,963

Principal
Amount
	Corporate Bonds and Notes (27.77%) (a)
	Accident & Health Insurance (0.61%)
$500,000	CNO Financial Group, Inc. 9%, 1/15/18	506,054	586,250

	Auto/Truck Parts & Equipment - Orig (0.52%)
460,000	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (d)	465,673	497,950

	Cable & Other Pay Television Services (0.57%)
500,000	CCO Holdings LLC, 7%, 1/15/19	499,620	543,750

	Cable/Satellite TV (1.12%)
1,000,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (d)	1,009,904	1,072,500

	Cogeneration Services & Small Power Producers (0.52%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20	457,118	501,236

	Converted Paper & Paperboard Products (1.11%)
1,000,000	Appleton Papers, Inc., 10.50%, 6/15/15 (d)	997,233	1,067,500

	Crude Petroleum & Natural Gas (0.28%)
250,000	Plains Exploration & Productions Company, 7.625%, 6/1/18	250,579	267,500

	Drilling Oil & Gas Wells (0.58%)
500,000	Offshore Group Investments Ltd., 11.50%, 8/1/15 (d)	500,635	555,000

	Electric Services (1.02%)
650,000	Edison Mission Energy, 7.00%, 5/15/17	650,711	339,625
633,932	Elwood Energy LLC, 8.159%, 7/5/26	669,294	640,271
		1,320,005	979,896

	Fats & Oils (0.60%)
500,000	Darling International Inc., 8.50%, 12/15/18	518,243	571,875

	Hospital & Medical Service Plans (0.27%)
250,000	Health Net, Inc., 6.375%, 6/1/17	237,675	262,500

	Ice Cream & Frozen Desserts (0.60%)
500,000	Dean Foods Company, 9.75%, 12/15/18	504,788	572,500

	Machine Tools, Metal Cutting Types (0.47%)
425,000	Thermadyne Holdings Corp., 9%, 12/15/17 (d)	427,413	454,750

	Metal Forgings & Stampings (0.16%)
136,000	Trimas Corp., 9.75%, 12/15/17 (d)	133,936	157,760

	Miscellaneous Business Credit Institution (0.60%)
500,000	PHH Corp., 9.25%, 3/1/16 (d)	505,077	576,250

	Miscellaneous Electrical Machinery, Equipment & Supplies (0.33%)
55,000	Exide Technologies, 8.625%, 2/1/18	55,000	47,919
240,000	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (d)	244,443	271,800
		299,443	319,719

	Miscellaneous Fabricated Metal Products (1.12%)
1,000,000	WireCo WorldGroup, 9.50%, 5/15/17 (d)	978,736	1,075,000

	Mortgage Banks (0.56%)
500,000	Provident Funding Associates, 10.25%, 4/15/17 (d)	500,000	540,000

	Natural Gas Transmission (1.50%)
500,000	Energy Transfer Equity LP, 7.50%, 10/15/20	512,969	570,000
500,000	Niska Gas Storage US LLC, 8.875%, 3/15/18 (d)	509,276	518,750
350,000	Southern Star Central Corp., 6.75%, 3/1/16	330,250	357,437
		1,352,495	1,446,187

	Oil & Gas Field Exploration Services (0.54%)
500,000	CGG-Veritas, 7.75%, 5/15/17	509,368	520,312

	Papers & Allied Products (0.55%)
500,000	Cascades, Inc., 7.75%, 12/15/17	492,363	526,250

	Paper & Related Products (0.61%)
517,000	Resolute Forest Products Inc., 10.25%, 10/15/18 (d)	523,525	590,672

	Personal Credit Institutions (0.85%)
740,000	Credit Acceptance Corp., 9.125%, 2/1/17 (d)	755,484	819,550

	Petroleum Refining (0.54%)
272,000	Coffeyville Resources LLC, 9%, 4/1/15 (d)	274,631	291,720
200,000	Coffeyville Resources LLC, 10.875%, 4/1/17 (d)	199,426	225,000
		474,057	516,720

	Pharmaceutical Preparations (1.07%)
1,000,000	Patheon, Inc., 8.625%, 4/15/17 (d)	1,019,861	1,025,000

	Racetracks (0.41%)
360,000	Yonkers Racing Corp., 11.375%, 7/15/16 (d)	358,882	390,600

	Radio & TV Broadcasting & Communications Equipment (0.56%)
500,000	CommScope, Inc., 8.25%, 1/15/19	509,636	542,500

	Retail - Convenience Stores (0.56%)
500,000	Susser Holdings L.L.C., 8.50%, 5/15/16	505,907	540,625

	Retail - Miscellaneous Retail (0.25%)
250,000	Ferrellgas Partners, L.P., 6.50%, 5/1/21	245,484	243,125

	Security Brokers, Dealers & Flotation Companies (0.18%)
750,000	Penson Worldwide, Inc., 12.50%, 5/15/17 (d)	757,319	176,250

	Semiconductors & Related Devices (0.27%)
250,000	Advanced Micro Devices, 7.75%, 8/1/20	257,583	255,000

	Services - Business Services, NEC (0.45%)
500,000	DynCorp International, Inc. 10.375%, 7/1/17 (d)	501,694	433,750

	Services - Equipment Rental & Leasing, NEC (0.60%)
500,000	Aircastle Ltd., 9.75%, 8/1/18	502,687	572,500

	Services - Miscellaneous Amusement & Recreation (0.89%)
750,000	Cedar Fair LP, 9.125%, 8/1/18 (d)	753,279	855,938

	Services - Motion Picture Theaters (0.11%)
95,000	Regal Entertainment Group, 9.125%, 8/15/18	96,032	106,638

	Services - Prepackaged Software (0.46%)
400,000	Scientific Games International, Inc., 9.25%, 6/15/19	427,075	446,000

	Special Industry Machinery (0.57%)
500,000	Novelis, Inc., 8.375%, 12/15/17	505,078	548,750

	Steel Pipes & Tubes (0.31%)
300,000	Atkore International Inc., 9.875%, 1/1/18	305,663	293,250

	Steel Works, Blast Furnaces & Rolling & Finishing Mills (0.90%)
840,000	Gibraltar Industries, Inc., 8%, 12/1/15	840,592	862,575

	Telephone Communications (1.64%)
1,000,000	Cincinnati Bell, Inc., 8.75%, 3/15/18	1,007,652	1,020,000
500,000	Equinix, Inc., 8.125%, 3/1/18	508,218	557,500
		1,515,870	1,577,500

	Textile - Home Furnishings (0.06%)
50,000	Empire Today LLC, 11.375%, 2/1/17	49,566	53,125

	Transportation - Marine (0.44%)
400,000	Marquette Transportation Company, 10.875%, 1/15/17 (d)	401,285	423,000

	Water Transportation (1.76%)
679,000	American Petroleum Tankers LLC, 10.25%, 5/1/15 (d)	670,955	716,345
900,000	Hornbeck Offshore Services, Inc., 8%, 9/1/17	905,918	973,125
		1,576,873	1,689,470

	Wholesale - Electronic Parts & Equipment, NEC (0.34%)
300,000	Brightstar Corp., 9.50%, 12/1/16 (d)	300,000	323,625

	Wholesale - Petroleum & Petroleum Products (0.31%)
275,000	Crosstex Energy LP, 8.875%, 2/15/18	275,490	294,766

	Total corporate bonds and notes	25,925,280	26,675,614

	INVESTEMENT COMPANIES (2.49%) (a)
	Exchange Traded Funds (2.49%)
15,000	iShares Dow Jones Select Dividend Index	699,713	865,200
65,000	SPDR S&P 500 ETF Trust	871,731	1,526,200
		1,571,444	2,391,400

	MASTER LIMITED PARTNERSHIPS (2.84%) (a)
	Natural Gas Transmission (2.84%)
39,000	Energy Transfer Partners LP	1,979,798	1,660,230
20,000	Enterprise Products Partners LP	374,214	1,072,000
		2,354,012	2,732,230

	PREFERRED STOCK (0%) (a)
	Financial (0%)
80,000	Solar Cayman Ltd. (a) (b) (c)	568,802	2,000

	MONEY MARKET FUND (0.02%)
22,477	SSgA Money Market Fund, 7 day annualized yield 0.01%	22,477	22,477

	Total investments (121.46%)	$102,039,578	116,724,684

	Liabilities in excess of other assets (-21.46%)		(20,621,588)

	Net assets (100.00%)		$96,103,096

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility, except for those denoted by a * symbol. As of September 30, 2012, the value of securities pledged as collateral was $116,609,207.

(b) Illiquid and/or restricted security that has been fair valued.
(c) Non-income producing.
(d) These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

Notes to Schedule of Portfolio Investments (Unaudited)

Security Valuation
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities.  Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value.  Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Fund’s Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Trustees, called fair value pricing. Due to the inherent uncertainty of valuation, these values may differ from the value that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 – unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock) – Equity securities traded on a national securities exchange or market are stated at the official closing price, last sale price or, if no sale has occurred, at the most recent last sale or closing bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes - The fair value of corporate bonds and notes are estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is place on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities. Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments – Exchange traded derivatives, such as equity option contracts, may be valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments at value
Common stock	$84,701,313	$-	$199,650	$84,900,963
Corporate bonds and notes	-	26,675,614	-	26,675,614
Investment companies	2,391,400	-	-	2,391,400
Master limited partnerships	2,732,230	-	-	2,732,230
Preferred stock	-	-	2,000	2,000
Money market fund	22,477	-	-	22,477

Total investments, at value	$89,847,420	$26,675,614	$201,650	$116,724,684

There were no securities transferred from level 1 on December 31, 2011 to level 2 on September 30, 2012. Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

	Common Stocks	Preferred Stocks	Total
Balance at December 31, 2011	$116,808	$2,000	$118,808

Transfers into (out of) level 3 (a) (b)	124,000	-	124,000
Change in unrealized depreciation	(41,158)	-	(41,158)

Balance at September 30, 2012	$199,650	$2,000	$201,650

Net change in unrealized depreciation attributable to assets still held as level 3 at September 30, 2012	$(41,158)	$-	$(41,158)

(a) Transferred from level 2 to level 3 because of lack of observable market data due to an exchange of debt securities for illiquid common units.
(b) Transfers in and transfers out are recognized on the actual date of the event or change that caused the transfer.

The Investment Manager under the direction of the Fund’s Board of Trustees considers various valuation approaches for valuing securities categorized within level 3 of the fair value hierarchy. The factors used in determining  the value of the Fund’s private investments may include, but are not limited to, the discounts applied to the selection of comparable investments due to the private nature of the investment; the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market in which the security is purchased and sold. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. The pricing of all fair value holdings is subsequently reported to the Fund’s Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with level 3 as of September 30, 2012:

	Fair Value September 30, 2012	Valuation Technique	Unobservable Input	Amount
Common stocks
Miscellaneous Business Credit Institution	$106,650	Assessment of net asset value	Discount rate due to lack of marketability	75%
Services - Miscellaneous Repair Services	$93,000	Share of taxable income and comparable exchange offer	Discount rate due to lack of marketability	75%
Preferred stock
Financial	$2,000	Assessment of available reserve for distribution in connection with the company's liquidation and final dissolution	Discount rate due to lack of marketability and predictability	75%

Cost for Federal Income Tax Purposes
At September 30, 2012, for federal income tax purposes the aggregate cost of securities was $102,039,578 and net unrealized appreciation was $14,685,106, comprised of gross unrealized appreciation of $20,365,915 and gross unrealized depreciation of $5,680,809.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at September 30, 2012, were as follows:

	Acquisition
	Date	Cost	Value
Acquilex Holdings LLC Units	12/23/09	$496,372	$93,000
Star Asia Financial Ltd.	2/22/07	686,145	106,650
Solar Cayman Ltd.	3/7/07	568,802	2,000
		$1,751,319	$201,650
Percent of net assets		1.82%	0.21%

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: Novmeber 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 29, 2012

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 29, 2012

EXHIBIT INDEX

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)